Acquisitions - Andarko Acquisition - Purchase Price Allocation (Details) - Anadarko Acquisition $ in Millions	Oct. 24, 2016 USD ($)
Oil and gas properties
Oil and gas properties	$ 32.3
Unproved	3.0
Proved	17.0
Wells and equipment and related facilities	12.3
Asset retirement obligations	$ 6.4